Acquisitions - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Brasil Knutsen
Acquisitions
Revenue	$ 223,220
Net income	64,034
Lena Knutsen
Acquisitions
Revenue	220,904
Net income	62,999
Vigdis Knutsen
Acquisitions
Revenue	222,354
Net income	63,225
Tordis Knutsen
Acquisitions
Revenue	221,198
Net income	$ 66,584
Raquel Knutsen
Acquisitions
Revenue		$ 190,229
Net income		$ 65,101